SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13. SUBSEQUENT EVENTS

Management evaluated subsequent events and transactions that occurred after the balance sheet date, up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, other than as set forth below or discussed elsewhere, management did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On July 31, 2024, the Company changed its ratio of its ADSs to ordinary shares from one ADS representing 20 ordinary shares to one ADS representing 200 ordinary shares. For the ADS holders, the ADS Ratio Change has the same effect as a one-for-10 reverse ADS split. As a result of the ratio change, all references in these unaudited condensed consolidated financial statements and accompanying notes to units of ordinary shares underlying ADSs are reflective of the ratio change for all periods presented. In addition, the exercise prices and the numbers of ordinary shares issuable upon the exercise of any outstanding options to purchase ordinary shares were proportionally adjusted pursuant to the respective anti-dilution terms of the share-based payment plans.

On August 13, 2024, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an investor (the “Investor”) pursuant to which the Company agreed to issue and sell to the Investor in a best-efforts public offering 23,950 American Depositary Shares (the “ADSs”) representing 4,790,000 ordinary shares, par value £0.0001 per share (the “Ordinary Shares”), pre-funded warrants to purchase up to 1,976,050 ADS representing 395,210,000 Ordinary Shares (the “Pre-Funded Warrants”), and series G purchase warrants to purchase up to 2,000,000 ADSs representing 400,000,000 Ordinary Shares (the “Warrants” and together with the Pre-Funded Warrants and the ADSs, the “Securities”). The purchase price for each ADS and associated Warrant was $1.00 and the purchase price per each Pre-Funded Warrant and associated Warrant was $0.999. The Warrants are immediately exercisable, will expire one (1) year from the date of issuance and have an exercise price of £0.78 (or $1.00, as translated for illustration to U.S. dollars at the rate of £1.00 to $1.277 as of August 12, 2024) per ADS, subject to adjustment as set forth therein. The Pre-Funded Warrants may be exercised at any time until all of the Pre-Funded Warrants are exercised in full at an exercise price of $0.001 per ADS, subject to adjustment therein. The offering (the “Offering”) closed on August 15, 2024. The Offering resulted in gross proceeds of $2.0 million before deducting related offering expenses. The Securities were offered by the Company pursuant to a registration statement on Form F-1 (File No. 333-280659), and each amendment thereto, which was declared effective by the Securities and Exchange Commission (the “Commission”) on August 12, 2024.

On August 21, 2024, the Company received a notice (the “Notice”) from the Listing Qualifications Department (the “Staff”) of the Nasdaq Stock Market informing the Company that it has regained compliance with the minimum equity requirement in Listing Rule 5550(b)(1) (the “Equity Rule”) and the bid price requirement in Listing Rule 5550(a)(2) (the “Bid Price Rule”). The Company was under a Panel Monitor imposed by a prior Hearings Panel through July 26, 2024, pursuant to its authority under Listing Rule 5815(d)(4)(A), following the Company demonstrating compliance with the Equity Rule. In addition, pursuant to Listing Rule 5810(c)(3)(A)(iv), the Company was not eligible for any compliance period specified in Rule 5810(c)(3)(A) due to the fact that the Company effected one or more reverse stock splits over the prior two-year period with a cumulative ratio of 250 shares or more to one (the “Excessive Reverse Stock Splits Rule”). Normally, in application of Listing Rule 5815(d)(4)(B), companies that have regained equity and/or bid price compliance, where the company was ineligible for a second compliance period under the Excessive Reverse Stock Splits Rule, are imposed a Mandatory Panel Monitor. However, considering the Company regained compliance with the Bid Price Rule ahead of the panel granting it an exception to cure its bid price deficiency, the Notice stated that, pursuant to Listing Rule 5815(d)(4)(B), the Company will be subject to a Discretionary Panel Monitor for a period of one year from the date of the Notice, to ensure that the Company maintains long-term compliance with the Equity Rule, the Bid Price Rule, and all of the Exchange’s continued listing requirements. If, within that one-year monitoring period, the Staff finds the Company again out of compliance with any continued listing requirement, notwithstanding Rule 5810(c)(2), the Company will not be permitted to provide the Staff with a plan of compliance with respect to any deficiency and the Staff will not be permitted to grant additional time for the Company to regain compliance with respect to any deficiency, nor will the Company be afforded an applicable cure or compliance period. Instead, the Staff will issue a Delist Determination Letter and the Company will have an opportunity to request a new hearing with the initial Panel or a newly convened Hearings Panel if the initial Panel is unavailable.

On August 28, 2024, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors (the “Investor”) pursuant to which the Company agreed to issue and sell to the Investor in a best-efforts public offering 53,558 ADSs representing 10,711,600 Ordinary Shares, par value £0.0001 per share, pre-funded warrants to purchase up to 5,946,442 ADS representing 1,189,288,400 Ordinary Shares (the “Pre-Funded Warrants”), and series H purchase warrants to purchase up to 6,000,000 ADSs representing 1,200,000,000 Ordinary Shares (the “Warrants” and together with the Pre-Funded Warrants and the ADSs, the “Securities”). The purchase price for each ADS and associated Warrant is $1.00 and the purchase price per each Pre-Funded Warrant and associated Warrant is $0.999. The Warrants are immediately exercisable, will expire one year from the date of issuance and have an exercise price of £0.76 (or $1.00, as translated for illustration to U.S. dollars at the rate of £1.00 to $1.3193 as of August 28, 2024) per ADS, subject to adjustment. The Pre-Funded Warrants may be exercised at any time until all of the Pre-Funded Warrants are exercised in full at an exercise price of $0.001 per ADS, subject to adjustment. The offering closed on August 29, 2024. The offering resulted in gross proceeds of $6.0 million before deducting related offering expenses.

In the period to November 21, 2024, the series G and series H warrants representing a total of 1,142,000 ADSs have been exercised and the Company has received $1.1 million in cash receipts in connection with the exercise.

On September 2, 2024, the board of directors of TC Biopharm (Holdings) PLC (the “Company”) agreed to (a) grant a one time bonus of $125,000 to each of Bryan Kobel and Martin Thorp, the chief executive officer and chief financial officer of the Company, respectively, payable in the next routine payroll, (b) increase the compensation for Arlene Morris, the Chairwoman of the Board and Chair of the Compensation Committee, to $75,000 per year, effective during the quarter ended September 30, 2024 and (c) increase the compensation for James Culverwell, the Chairman of the Audit Committee, to $65,000 per year, effective during the quarter ended September 30, 2024.